Significant Accounting Policies - Estimated Useful Lives of Intangible Assets (Detail)	12 Months Ended
Dec. 31, 2018
Software [member]
Disclosure of detailed information about intangible assets [line items]
Estimated useful lives of intangible assets	5 years
Customer relationship [member]
Disclosure of detailed information about intangible assets [line items]
Estimated useful lives of intangible assets	10 years
Bottom of range [member] | Trademark [member]
Disclosure of detailed information about intangible assets [line items]
Estimated useful lives of intangible assets	1 year
Top of range [member] | Trademark [member]
Disclosure of detailed information about intangible assets [line items]
Estimated useful lives of intangible assets	2 years